Shareholder Fees (Vanguard Global ex-U.S. Real Estate Index Fund Institutional)	Vanguard Global ex-U.S. Real Estate Index Fund Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares 11/1/2013 - 10/31/2014
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	0.25%